Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (7,569)	$ (4,752)	$ (6,153)	$ (1,511)	$ (4,213)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	1,524	1,366	1,872	1,661	1,127
Stock compensation expense	2,351	1,130	1,812	1,068	865
Foreign currency transaction (gain) loss	(44)	21	65	7	(195)
Change in fair value of Series C warrants	189	213
Deferred income taxes	127	212	264	(4,895)	0
Loss on disposal of fixed assets			173	0	0
Change in fair value of Series C Warrants			264	0	0
Change in operating assets and liabilities:
Accounts receivable, net	(1,698)	4,635	(2,362)	(6,164)	1,408
Prepaid expenses and other assets	(958)	(917)	(2,102)	(804)	(583)
Deferred commissions and other deferred costs	1,034	(1,064)	(59)	(925)	(269)
Accounts payable and accrued and other current liabilities	(3,167)	454	5,200	2,360	1,852
Deferred revenue	3,613	2,922	3,492	9,677	455
Noncurrent deferred revenue and other liabilities	860	(517)	271	591	687
Net cash provided by (used in) operating activities	(3,738)	3,703	2,737	1,065	1,134
Cash flows from investing activities:
Purchases of property and equipment	(2,866)	(2,229)	(2,898)	(1,851)	(1,450)
Net cash used in investing activities	(2,866)	(2,229)	(2,898)	(1,851)	(1,450)
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriting offering costs	85,759	0
Increase in long-term debt			0	2,500	2,000
Repayment of long-term debt	(2,292)	0	(208)	(2,000)	(605)
Principal payments under capital lease obligations	0	(169)
Principal obligations under capital lease			(321)	(574)	(85)
Common stock issued	1,326	362	446	276	130
Net cash provided by financing activities	84,793	193	(83)	202	1,440
Effect of exchange rate changes on cash and cash equivalents	44	(21)	(65)	(7)	195
Increase (decrease) in cash and cash equivalents	78,233	1,646	(309)	(591)	1,319
Cash and cash equivalents at beginning of period	7,240	7,549	7,549	8,140	6,821
Cash and cash equivalents at end of period	85,473	9,195	7,240	7,549	8,140
Supplemental cash flow information:
Cash paid for interest	204	202	255	251	121
Capital lease			0	510	239
Cash paid for taxes	1	56	114	22	30
Non-cash investing and financing activities:
Conversion of convertible preferred stock to common stock	228,024	0
Conversion of exchangeable stock to common stock	$ 1,962	$ 0